UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue	Nashville, Tennessee 37211-2148
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801

(Name and address of agent for service)

With a copy to:
Paul B. Ordonio, President
Monteagle Funds
2506 Winford Avenue
Nashville, TN 37211

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31/14

Date of reporting period: 11/30/2013

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 31.51%	FAIR VALUE

	U.S. Treasury Notes - 20.49%
$1,000,000	3.125%, due 05/15/2021	$1,065,352
2,000,000	1.75%, due 05/15/2022	1,890,390
2,000,000	1.625%, due 08/15/2022	1,857,812
500,000	2.625%, due 08/15/2020	520,703
1,000,000	2.125%, due 08/15/2021	990,000
2,000,000	2.00%, due 11/15/2021	1,950,938
		8,275,195
	Federal Farm Credit Bank - 1.24%
500,000	1.33%, due 11/20/2017	501,158

	Federal Home Loan Bank - 1.27%
500,000	5.25%, due 06/18/2014	513,942

	Federal Home Loan Mortgage Corporation - 4.72%
500,000	3.75%, due 03/27/2019	551,443
1,000,000	4.875%, due 06/13/2018	1,154,319
175,000	5.00%, due 12/14/2018	201,828
		1,907,590
	Federal National Mortgage Association - 3.79%
500,000	5.00%, due 03/02/2015	529,975
1,000,000	0.75%, due 08/16/2017	999,422
		1,529,397

	Total U.S. Government and Agency Obligations (Cost $12,954,320)	12,727,282

PAR VALUE	CORPORATE BONDS (b) - 57.09%	FAIR VALUE

	Aerospace & Defense - 1.43%
500,000	United Technologies Corp., 5.375%, due 12/15/2017	579,063

	Agriculture - 1.14%
500,000	Philip Morris International, Inc., 2.50%, due 08/22/2022	459,295

	Banks - 13.45%
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	573,866
500,000	JPMorgan Chase & Co., 2.05%, due 01/24/2014	501,333
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	580,047
500,000	Manufacturers & Traders Trust Co., 1.45%, due 03/07/2018	492,604
500,000	Morgan Stanley, 3.45%, due 11/02/2015	522,512
500,000	Northern Trust Corp., 2.375%, due 08/02/2022	468,426
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	537,089
250,000	State Street Corp., 4.30%, due 05/30/2014	254,952
500,000	U.S. Bancorp, 2.20%, due 11/15/2016	517,640
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	472,876
500,000	Westpac Banking Corp., 2.00%, due 08/14/2017	510,900
		5,432,245
	Biotechnology - 1.31%
250,000	Amgen, Inc., 4.50%, due 03/15/2020	268,115
250,000	Amgen, Inc., 4.85%, due 11/18/2014	260,418
		528,533
	Computers - 2.35%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	354,569
600,000	International Business Machines Corp., 1.25%, 02/08/2018	594,852
		949,421

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

PAR VALUE	CORPORATE BONDS (b) - 57.09% (continued)	FAIR VALUE

	Diversified Financial Services - 3.73%
$250,000	CME Group, Inc., 3.00%, due 09/15/2022	$239,224
500,000	CME Group, Inc., 5.75%, due 02/15/2014	505,221
250,000	General Electric Capital Corp., 3.15%, due 09/07/2022	243,331
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	521,076
		1,508,852
	Electric - 2.73%
500,000	Duke Energy Florida, Inc., 4.55%, due 04/01/2020	548,681
500,000	Georgia Power Co., 4.25%, due 12/01/2019	552,443
		1,101,124
	Electrical Components - 0.69%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016	278,616

	Healthcare - Services - 0.04%
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014	15,491

	Insurance - 3.37%
500,000	Berkshire Hathaway Finance Corp., 3.00%, due 05/15/2022	485,205
750,000	Chubb Corp., 5.75%, due 05/15/2018	875,280
		1,360,485
	Metal Fabricate & Hardware - 1.14%
500,000	Precision Castparts Corp., 2.50%, due 01/15/2023	460,673

	Miscellaneous Manufacturing - 2.61%
250,000	3M Co., 1.00%, due 06/26/2017	248,675
250,000	3M Co., 2.00%, due 06/26/2022	232,761
500,000	General Electric Co., 5.25%, due 12/06/2017	573,629
		1,055,065
	Office & Business Equipment - 0.69%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017	277,101

	Oil & Gas - 3.03%
500,000	BP Capital Markets, PLC, 2.50%, due 11/06/2022	461,744
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019	281,501
250,000	Shell International Finance BV, 1.125%, due 08/21/2017	249,299
250,000	Shell International Finance BV, 2.375%, due 08/21/2022	231,958
		1,224,502
	Oil & Gas Services - 1.87%
750,000	Halliburton Co., 2.00%, due 08/01/2018	754,506

	Pharmaceuticals - 5.01%
750,000	Allergan, Inc., 5.75%, due 04/01/2016	833,916
500,000	AstraZeneca PLC, 1.95%, due 09/18/2019	493,440
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	582,557
100,000	Johnson & Johnson, 5.15%, due 07/15/2018	115,571
		2,025,484
	Retail - 1.22%
250,000	Costco Wholesale Corp., 1.125%, due 12/15/2017	248,459
250,000	Costco Wholesale Corp., 1.70%, due 12/15/2019	243,775
		492,234
	Semiconductors - 2.78%
750,000	Broadcom Corp., 2.70%, 11/01/2018	773,983
350,000	Intel Corp., 1.35%, 12/15/2017	349,831
		1,123,814

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

PAR VALUE	CORPORATE BONDS (b) - 57.09% (continued)	FAIR VALUE

	Software - 1.14%
500,000	Oracle Corp., 2.50%, due 10/15/2022	$461,593

	Telecommunications - 7.36%
750,000	AT&T, Inc., 5.80%, due 02/15/2019	869,404
200,000	AT&T, Inc., SBC Comm, 5.625%, due 06/15/2016	222,432
750,000	Cisco Systems, Inc., 4.95%, due 02/15/2019	854,609
500,000	Verizon Communications, Inc., 3.00%, due 04/01/2016	522,718
500,000	Vodafone Group PLC, 0.90%, due 02/19/2016	502,588
		2,971,751
	Total Corporate Bonds (Cost $22,659,446)	23,059,848

PAR VALUE	MORTGAGE-BACKED SECURITIES (b) - 5.61%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 2.69%
$614,150	Pool J19285, 2.50%, due 06/01/2027	616,003
82,385	Series 15L, 7.00%, due 07/25/2023	94,061
349,489	Series 2841 BY, 5.00%, due 08/15/2019	375,750
		1,085,814

	Federal National Mortgage Association - 1.29%
100,892	Pool 545759, 6.50%, due 07/01/2032	114,046
36,546	Pool 725421, 7.00%, due 09/01/2017	38,689
56,152	Pool 754289, 6.00%, due 11/01/2033	62,757
121,881	Pool 882684, 6.00%, due 06/01/2036	135,946
17,953	Series 2003-54-PG, 5.50%, due 09/25/2032	18,097
136,593	Series 2007-40-PT, 5.50%, due 05/25/2037	150,569
		520,104
	Government National Mortgage Association - 1.63%
112,461	Pool 476998, 6.50%, due 07/15/2029	125,701
103,732	Pool 648337, 5.00%, due 10/15/2020	111,065
50,073	Pool 676516, 6.00%, due 02/15/2038	55,637
118,354	Series 2012-52-PM, 3.50%, due 12/20/2039	121,282
279,887	Series 2012-91-HQ, 2.00%, due 09/20/2041	245,102
		658,787
	Total Mortgage-Backed Securities (Cost $2,224,384)	2,264,705

SHARES	MONEY MARKET FUNDS - 7.64%	FAIR VALUE

3,086,315	Fidelity Institutional Money Market Fund Class I, 0.09% (a) (Cost $3,086,315)	$3,086,315

	Total Investments at Fair Value - 101.85% (Cost $40,924,465)	$41,138,150

	Liabilities in Excess of Other Assets, Net - (1.85%)	(746,758)

	Net Assets - 100.00%	$40,391,392

(a)	Rate shown represents the 7-day yield at November 30, 2013, is subject to change and resets daily.
(b)
Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the schedules of investments.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	COMMON STOCKS - 78.53%	FAIR VALUE

	Airlines - 2.06%
6,600	Spirit Airlines, Inc. (a)	$302,742

	Aerospace & Defense - 7.72%
9,300	B/E Aerospace, Inc. (a)	809,100
3,700	Raytheon Co.	328,116
		1,137,216
	Apparel - 3.43%
6,200	Michael Kors Holdings Ltd. (a)	505,610

	Autoparts & Equipment - 5.01%
5,100	Delphi Automotive PLC	298,605
5,400	Magna International, Inc.	439,236
		737,841
	Commercial Services - 9.02%
10,900	FleetCor Technologies, Inc. (a)	1,327,402

	Computers - 2.81%
5,500	3D Systems Corp. (a)	413,380

	Diversified Financial Services - 3.68%
8,500	Waddell & Reed Financial, Inc. - Class A	541,705

	Healthcare - Products - 2.45%
6,600	Align Technology, Inc. (a)	360,624

	Internet - 20.19%
1,900	Netflix, Inc. (a)	695,020
600	Priceline.com, Inc. (a)	715,398
5,400	Qihoo 360 Technology Co. Ltd. (a)	440,208
11,900	SouFun Holdings Ltd.	772,905
8,800	Yandex NV (a)	349,800
		2,973,331
	Lodging - 1.62%
6,700	Melco Crown Entertainment Ltd. (a)	238,453

	Oil & Gas - 2.93%
3,700	Carrizo Oil & Gas, Inc. (a)	149,628
900	EOG Resources, Inc.	148,500
1,900	Noble Energy, Inc.	133,456
		431,584
	Pharmaceuticals - 9.27%
6,100	Jazz Pharmaceuticals Plc (a)	713,212
4,000	Actavis Plc (a)	652,280
		1,365,492
	Retail - 7.35%
4,200	Domino's Pizza, Inc.	290,346
6,200	Nu Skin Enterprises, Inc. - Class A	792,608
		1,082,954
	Software - 0.99%
3,800	Broadridge Financial Solutions, Inc.	144,970

	Total Common Stocks (Cost $9,169,490)	11,563,304

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	EXCHANGE-TRADED FUNDS - 10.10%	FAIR VALUE

8,700	Powershares QQQ Trust Series 1	$745,851
4,100	SPDR S&P 500 ETF Trust	742,100
	Total Exchange-Traded Funds (Cost $1,401,359)	1,487,951

SHARES	MONEY MARKET FUND - 10.08%	FAIR VALUE

1,484,559	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (Cost $1,484,559)	$1,484,559

	Total Investments at Fair Value - 101.43% (Cost $12,055,408)	$14,535,814

	Other Assets in Excess of Liabilities, Net - 1.29%	190,182

	Net Assets - 100.00%	$14,725,996

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2013, is subject to change and resets daily.

 The accompanying notes are an integral part of the schedules of investments.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	COMMON STOCKS - 98.98%	FAIR VALUE

	Apparel - 2.25%
6,850	NIKE, Inc. - Class B	$542,109

	Banks - 6.96%
12,145	East West Bancorp, Inc.	416,331
4,080	Goldman Sachs Group, Inc.	689,275
13,050	Wells Fargo & Co.	574,461
		1,680,067
	Beverages - 2.82%
16,910	Coca-Cola Co.	679,613

	Biotechnology - 2.48%
3,697	Celgene Corp. (a)	598,064

	Chemicals - 4.20%
2,533	CF Industries Holdings, Inc.	550,623
4,080	Monsanto Co.	462,386
		1,013,009
	Computers - 6.85%
2,280	Apple, Inc.	1,267,840
2,146	International Business Machines Corp.	385,593
		1,653,433
	Cosmetics & Personal Care - 1.61%
5,180	Estee Lauder Cos., Inc.	388,293

	Distribution & Wholesale - 2.60%
2,428	WW Grainger, Inc.	626,230

	Diversified Financial Services - 8.56%
4,563	Affiliated Managers Group, Inc. (a)	913,741
2,150	BlackRock, Inc.	650,912
2,460	Visa, Inc. - Class A	500,512
		2,065,165
	Electrical Components & Equipment - 2.63%
12,902	AMETEK, Inc.	635,036

	Electronics - 3.32%
6,454	Amphenol Corp. - Class A	548,590
7,954	Trimble Navigation Ltd. (a)	253,733
		802,323
	Entertainment - 1.51%
11,060	Cinemark Holdings, Inc.	364,869

	Food - 4.59%
5,541	Kellogg Co.	336,006
4,460	McCormick & Co., Inc.	307,740
8,188	Whole Foods Market, Inc.	463,441
		1,107,187
	Healthcare - Products - 2.39%
8,431	Baxter International, Inc.	577,102

	Home Builders - 1.22%
14,860	D.R. Horton, Inc.	295,417

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	COMMON STOCKS - 98.98% (continued)	FAIR VALUE

	Internet - 6.76%
1,000	Amazon.com, Inc. (a)	$393,620
9,070	eBay, Inc. (a)	458,216
735	Google, Inc. - Class A (a)	778,799
		1,630,635
	Leisure Time - 1.84%
3,318	Polaris Industries, Inc.	442,853

	Machinery - Diversified - 2.63%
4,904	Roper Industries, Inc.	636,049

	Media - 3.14%
10,750	Walt Disney Co.	758,305

	Metal Fabricate & Hardware - 2.01%
1,877	Precision Castparts Corp.	485,111

	Miscellaneous Manufacturing - 2.37%
7,643	Danaher Corp.	571,696

	Oil & Gas - 1.31%
3,035	Concho Resources, Inc. (a)	315,427

	Oil & Gas Services - 1.49%
4,420	National Oilwell Varco, Inc.	360,230

	Pharmaceuticals - 2.14%
7,675	Express Scripts Holding Co. (a)	516,911

	Real Estate Investment Trusts - 2.29%
7,097	American Tower Corp.	551,934

	Retail - 9.78%
3,135	Bed Bath & Beyond, Inc. (a)	244,624
7,955	CVS Caremark Corp.	532,667
3,388	DSW, Inc.	151,884
7,740	Dunkin' Brands Group, Inc.	379,105
8,355	Home Depot, Inc.	673,998
4,935	Ross Stores, Inc.	377,330
		2,359,608
	Semiconductors - 3.01%
9,860	QUALCOMM, Inc.	725,499

	Software - 1.52%
10,375	Oracle Corp.	366,134

	Telecommunications - 2.09%
23,695	Cisco Systems, Inc.	503,519

	Transportation - 2.61%
2,173	FedEx Corp.	301,395
5,750	Tidewater, Inc.	327,980
		629,375

	Total Common Stocks (Cost $16,986,946)	23,881,203

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	MONEY MARKET FUND - 0.98%	FAIR VALUE

236,944	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (Cost $236,944)	$236,944

	Total Investments at Fair Value - 99.96% (Cost $17,223,890)	$24,118,147

	Other Assets in Excess of Liabilities, Net - 0.04%	8,412

	Net Assets - 100.00%	$24,126,559

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2013, is subject to change and resets daily.

 The accompanying notes are an integral part of the schedules of investments.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	COMMON STOCKS - 90.62%	FAIR VALUE

	Aerospace & Defense - 4.10%
1,300	Lockheed Martin Corp.	$184,171
4,953	Raytheon Co.	439,232
		623,403
	Banks -4.43%
7,400	Bank of America Corp.	117,068
1,091	Goldman Sachs Group, Inc.	184,314
11,849	Morgan Stanley	370,874
		672,256
	Chemicals - 3.94%
1,696	CF Industries Holdings, Inc.	368,676
5,900	Dow Chemical Co.	230,454
		599,130
	Commercial Services - 4.83%
12,630	H&R Block, Inc.	352,251
20,652	RR Donnelley & Sons Co.	382,062
		734,313
	Computers - 4.90%
589	Apple, Inc.	327,525
6,175	Hewlett-Packard Co.	168,886
5,444	Teradata Corp. (a)	248,464
		744,875
	Diversified Financial Services - 1.18%
2,180	CME Group, Inc.	178,651

	Electric - 1.72%
7,991	FirstEnergy Corp.	260,746

	Food - 2.34%
10,144	Safeway, Inc.	354,736

	Healthcare - Products - 2.70%
4,213	Edwards Lifesciences Corp. (a)	276,078
1,800	Stryker Corp.	133,956
		410,034
	Healthcare - Services - 6.56%
5,097	Humana, Inc.	530,037
5,016	WellPoint, Inc.	465,886
		995,923
	Home Furnishings - 3.11%
3,087	Whirlpool Corp.	471,570

	Insurance - 6.24%
6,388	Allstate Corp.	346,677
4,827	Assurant, Inc.	313,465
5,495	MetLife, Inc.	286,784
		946,926

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	COMMON STOCKS - 90.62% (continued)	FAIR VALUE

	Iron & Steel - 3.83%
10,872	Allegheny Technologies, Inc	$361,168
5,611	Cliffs Natural Resources, Inc.	140,331
3,000	United States Steel Corp. (d)	80,430
		581,929
	Machinery - Construction & Mining - 2.27%
6,107	Joy Global, Inc.	345,412

	Mining - 2.39%
14,609	Newmont Mining Corp.	362,741

	Miscellaneous Manufacturing - 1.28%
7,300	General Electric Co.	194,618

	Office & Business Equipment - 1.10%
14,634	Xerox Corp.	166,535

	Oil & Gas - 4.29%
2,200	ConocoPhillips	160,160
2,683	Diamond Offshore Drilling, Inc.	161,114
9,517	Rowan Cos., PLC (a)	329,479
		650,753
	Oil & Gas Services - 2.44%
6,513	Baker Hughes, Inc.	370,981

	Retail - 8.40%
5,607	CVS Caremark Corp.	375,445
8,406	Darden Restaurants, Inc.	448,292
2,000	Kohl's Corp.	110,560
10,382	RadioShack Corp. (a) (d)	30,212
3,848	Wal-Mart Stores, Inc.	311,726
		1,276,235
	Savings & Loans - 1.17%
19,082	Hudson City Bancorp, Inc.	178,226

	Semiconductors - 11.15%
22,477	Applied Materials, Inc.	388,852
15,094	First Solar, Inc. (a)	902,923
16,833	Intel Corp.	401,299
		1,693,074
	Software - 3.04%
12,103	Microsoft Corp.	461,487

	Telecommunications - 2.00%
4,000	AT&T, Inc.	140,840
9,571	Corning, Inc.	163,473
		304,313
	Transportation - 1.21%
2,100	Norfolk Southern Corp.	184,149

	Total Common Stocks (Cost $10,634,010)	13,763,016

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	MONEY MARKET FUND - 9.96%	FAIR VALUE

1,512,939	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (c) (Cost $1,512,939)	$1,512,939

	Total Investments at Fair Value - 100.58% (Cost $12,146,949)	$15,275,955

	Liabilities in Excess of Other Assets, Net - (0.58%)	(88,699)

	Net Assets - 100.00%	$15,187,256

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2013, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan November 30, 2013. Total collateral had a fair value of $110,263 at November 30, 2013.
(d)	Security, or a portion of the security, is out on loan at November 30, 2013. Total loaned securities had a fair value of $107,431 at November 30, 2013.

The accompanying notes are an integral part of the schedules of investments.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	COMMON STOCKS - 96.80%	FAIR VALUE

	Aerospace & Defense - 3.13%
6,300	Raytheon Co.	$558,684

	Building Materials - 2.80%
5,000	Vulcan Materials Co.	281,850
40,877	Wolseley PLC (a)	216,648
		498,498
	Chemicals - 13.36%
23,000	Chemtura Corp. (a)	607,200
8,880	Eastman Chemical Co.	684,027
10,750	EI du Pont de Nemours & Co.	659,836
18,800	Huntsman Corp.	431,084
		2,382,147
	Comercial Services - 1.34%
30,000	Nomura Holdings, Inc.	239,400

	Diversified Financial Services - 1.41%
5,100	Nomura Holdings, Inc.	251,634

	Electric - 4.97%
8,516	Duke Energy Corp.	595,779
11,000	NRG Energy, Inc.	291,060
		886,839
	Electronics - 1.99%
21,000	Schneider Electric SA - ADR	355,320

	Environmental Control - 1.97%
17,000	Calgon Carbon Corp. (a)	352,070

	Food - 3.08%
10,000	Cal-Maine Foods, Inc.	549,500

	Forest Products & Paper - 3.66%
14,000	International Paper Co.	653,100

	Healthcare - Products - 7.99%
32,000	Boston Scientific Corp. (a)	370,560
6,800	Medtronic, Inc.	389,776
20,000	NuVasive, Inc. (a)	665,000
		1,425,336
	Iron & Steel - 2.15%
7,500	Nucor Corp.	382,950

	Metal Fabricate & Hardware - 2.82%
12,000	Worthington Industries, Inc.	503,160

	Mining - 0.93%
10,000	Barrick Gold Corp.	164,900

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	COMMON STOCKS - 96.80% (continued)	FAIR VALUE

	Miscellaneous Manufacturing - 4.10%
22,000	Textron, Inc.	$731,060

	Oil & Gas - 8.16%
7,600	HollyFrontier Corp.	364,648
12,000	Marathon Oil Corp.	432,480
7,494	Transocean Ltd.	377,548
3,000	Exxon Mobil Corp.	280,440
		1,455,116
	Oil & Gas Services - 4.38%
10,000	Halliburton Co.	526,800
9,000	Steel Excel, Inc. (a)	254,250
		781,050
	Packaging & Containers - 2.11%
9,400	Sonoco Products Co.	376,564

	Pharmaceuticals - 8.76%
10,000	Bristol-Myers Squibb Co.	513,800
16,147	Merck & Co, Inc.	804,605
10,000	Takeda Pharmaceutical Co. Ltd.	243,530
		1,561,935
	Retail - 0.00%
225	Orchard Supply Hardware Stores Corp. (a) (d)	56

	Semiconductors - 2.27%
17,000	Intel Corp.	405,280

	Telecommunications - 11.47%
20,000	AT&T, Inc.	704,200
31,000	FIH Mobile Ltd. - ADR (a)	309,845
9,700	Rogers Communications, Inc. - Class B	434,851
12,000	Verizon Communications, Inc.	595,440
		2,044,336
	Transportation - 3.95%
9,300	American Railcar Industries, Inc. (d)	403,620
11,000	CSX Corp.	299,970
		703,590

	Total Common Stocks (Cost $11,337,865)	17,262,525

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	PREFERRED STOCKS - 0.00%	FAIR VALUE

	Retail - 0.00%
225	Orchard Supply Hardware Stores Corp. (a) (d)	$8

	Total Preferred Stocks (Cost $985)	8

SHARES	MONEY MARKET FUND - 5.26%	FAIR VALUE

937,959	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (c) (Cost $937,959)	$937,959

	Total Investments at Fair Value - 102.06% (Cost $12,276,809)	$18,200,492

	Liabilities in Excess of Other Assets, Net - (2.06%)	(367,980)

	Net Assets - 100.00%	$17,832,512

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2013, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at November 31, 2013. Total collateral had a fair value of $404,333 at November 31, 2013.
(d)	Security, or a portion of the security is out on loan at November, 2013. Total loaned securities had a fair value of $394,946 at November 30, 2013.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of the schedules of investments.

THE TEXAS FUND FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	COMMON STOCKS - 92.08%	FAIR VALUE

	Airlines - 0.95%
4,015	Southwest Airlines Co.	$74,639

	Advertising - 0.68%
6,020	Clear Channel Outdoor Holdings, Inc.	53,277

	Banks - 5.05%
1,566	Comerica, Inc.	71,018
686	Cullen/Frost Bankers, Inc.	49,269
1,022	First Financial Bankshares, Inc.	67,840
2,649	International Bancshares Corp.	69,112
998	Prosperity Bancshares, Inc.	64,002
1,300	Texas Capital Bancshares, Inc.	73,021
		394,262
	Beverages - 0.80%
1,291	Dr Pepper Snapple Group, Inc.	62,304

	Building Materials - 2.34%
815	Eagle Materials, Inc.	63,570
813	Lennox International, Inc.	66,991
898	Texas Industries, Inc.	52,192
		182,753
	Chemicals - 2.87%
922	Celanese Corp.	51,752
3,774	Kronos Worldwide, Inc.	62,875
3,060	Valhi, Inc.	46,787
556	Westlake Chemical Corp.	62,595
		224,009
	Commercial Services - 6.11%
396	Alliance Data Systems Corp.	95,935
2,319	Cardtronics, Inc.	98,766
2,527	HMS Holdings Corp.	57,894
3,016	Quanta Services, Inc.	89,304
1,552	Rent-A-Center, Inc.	52,861
4,575	Service Corp. International	82,670
		477,430
	Distribution & Wholesale - 0.81%
497	Fossil Group, Inc.	63,253

	Electric - 1.59%
2,919	Dynegy, Inc.	62,496
1,725	El Paso Electric Co.	62,152
		124,648
	Electrical Equipment & Components - 0.75%
1,173	Encore Wire Corp.	58,908

	Electronics - 1.85%
2,558	Benchmark Electronics, Inc.	58,783
2,731	National Instruments Corp.	85,371
		144,154
	Engineering & Construction - 1.55%
834	Fluor Corp.	64,894
1,668	KBR, Inc.	56,428
		121,322
	Entertainment - 1.73%
1,858	Cinemark Holdings, Inc.	61,296
530	Multimedia Games Holding Co., Inc.	15,370
1,577	Six Flags Entertainment Corp.	58,680
		135,346
	Environmental Control - 2.25%
2,706	Darling International, Inc.	56,095
1,301	Waste Connections, Inc.	57,166
1,371	Waste Management, Inc.	62,627
		175,888

THE TEXAS FUND FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	COMMON STOCKS - 92.08% (continued)	FAIR VALUE

	Food - 3.30%
1,435	Whole Foods Market, Inc.	$81,221
3,010	Dean Foods Co.	54,120
1,786	Sysco Corp.	60,063
2,931	WhiteWave Foods Co.	62,342
		257,746
	Gas - 0.85%
481	Atmos Energy Corp.	21,380
1,922	CenterPoint Energy, Inc.	45,032
		66,412
	Healthcare - Products - 3.51%
1,637	ArthroCare Corp.	61,748
1,595	Cyberonics, Inc.	109,608
2,638	Hanger, Inc.	102,460
		273,816
	Healthcare - Services - 0.38%
696	Tenet Healthcare Corp.	30,032

	Home Builders - 0.73%
2,849	DR Horton, Inc.	56,638

	Household Products & Wares - 0.83%
596	Kimberly-Clark Corp.	65,059

	Insurance - 3.49%
603	American National Insurance Co.	69,677
1,351	HCC Insurance Holdings, Inc.	62,119
3,290	Hilltop Holdings, Inc.	78,006
823	Torchmark Corp.	62,548
		272,350
	Internet - 1.72%
1,906	HomeAway, Inc.	69,569
1,686	Rackspace Hosting, Inc.	64,422
		133,991
	Investment Companies - 0.82%
1,936	Main Street Capital Corp. (d)	63,791

	Iron & Steel - 0.86%
3,461	Commercial Metals Co.	67,213

	Machinery - Diversified - 1.85%
793	DXP Enterprises, Inc.	77,698
935	Flowserve Corp.	66,740
		144,438
	Media - 0.53%
826	Nexstar Broadcasting Group, Inc.	41,027

	Miscellaneous Manufacturing - 1.71%
1,363	AZZ Inc	66,623
1,296	Trinity Industries Inc	67,275
		133,898

THE TEXAS FUND FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	COMMON STOCKS - 92.08% (continued)	FAIR VALUE

	Oil & Gas - 12.87%
281	Concho Resources, Inc.	$29,204
446	ConocoPhillips	32,469
246	Diamond Offshore Drilling, Inc.	14,772
1,253	HollyFrontier Corp.	60,119
437	Marathon Oil Corp.	15,749
426	Rowan Cos. Plc	14,748
967	Carrizo Oil & Gas, Inc.	39,105
186	EOG Resources, Inc.	30,690
466	Noble Energy, Inc.	32,732
181	Exxon Mobil Corp.	16,920
334	Anadarko Petroleum Corp.	29,666
576	Apache Corp.	52,698
728	Approach Resources, Inc.	15,426
429	Atwood Oceanics, Inc.	22,548
409	Cabot Oil & Gas Corp.	14,090
489	Cheniere Energy, Inc.	19,360
647	CVR Energy, Inc.	25,544
893	Denbury Resources, Inc.	14,895
888	Diamondback Energy, Inc.	44,169
10,588	Halcon Resources Corp. (d)	42,458
2,068	Hercules Offshore, Inc.	13,215
438	LinnCo LLC	13,657
3,317	Magnum Hunter Resources Corp.	24,015
1,569	Matador Resources Co.	34,189
606	Newfield Exploration Co.	17,029
573	Oasis Petroleum, Inc.	26,432
2,271	Patterson-UTI Energy, Inc.	52,937
446	Phillips 66	31,046
166	Pioneer Natural Resources Co.	29,507
491	Range Resources Corp.	38,126
574	Rosetta Resources, Inc.	29,027
426	Southwestern Energy Co.	16,469
353	Tesoro Corp.	20,696
1,690	Ultra Petroleum Corp.	34,594
452	Valero Energy Corp.	20,665
886	W&T Offshore, Inc.	15,239
550	Western Refining, Inc.	21,489
		1,005,694
	Oil & Gas Services - 7.91%
709	Baker Hughes, Inc.	40,385
322	Halliburton Co.	16,963
206	National Oilwell Varco, Inc.	16,789
1,167	C&J Energy Services, Inc.	27,658
261	Cameron International Corp.	14,457
487	CARBO Ceramics, Inc.	59,916
253	Dresser-Rand Group, Inc.	14,279
141	Dril-Quip, Inc.	15,307
970	Exterran Holdings, Inc.	31,544
1,636	Flotek Industries, Inc.	34,258
854	Forum Energy Technologies, Inc.	23,067
906	Geospace Technologies Corp.	79,067
2,035	Key Energy Services, Inc.	15,954
1,350	MRC Global, Inc.	41,297
2,088	Newpark Resources, Inc.	25,181
191	Oceaneering International, Inc.	14,743
159	Oil States International, Inc.	16,274
580	Schlumberger Ltd.	51,284
2,049	Superior Energy Services, Inc.	52,209
338	Targa Resources Corp.	27,408
		618,040
	Pipelines - 1.04%
658	Kinder Morgan, Inc.	23,385
1,464	Primoris Services Corp.	42,105
466	Spectra Energy Corp.	15,634
		81,124

THE TEXAS FUND FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2013 (Unaudited)

SHARES	COMMON STOCKS - 92.08% (continued)	FAIR VALUE

	Real Estate - 0.83%
570	Howard Hughes Corp.	$65,048

	Retail - 10.05%
1,111	GameStop Corp.	53,606
1,376	Brinker International, Inc.	64,713
1,890	Cash America International, Inc.	71,083
558	Conn's, Inc.	33,664
2,534	Copart, Inc.	87,246
983	First Cash Financial Services, Inc.	62,499
762	Group 1 Automotive, Inc.	52,159
1,698	Mattress Firm Holding Corp.	63,047
664	Men's Wearhouse, Inc.	33,944
2,908	Pier 1 Imports, Inc.	64,819
2,195	Rush Enterprises, Inc.	64,160
2,238	Sally Beauty Holdings, Inc.	62,977
1,113	Susser Holdings Corp.	71,254
		785,171
	Semiconductors - 3.31%
3,618	Cirrus Logic, Inc.	73,011
2,250	Diodes, Inc.	45,968
2,005	Silicon Laboratories, Inc.	78,295
1,431	Texas Instruments, Inc.	61,533
		258,807
	Software - 2.85%
2,233	SolarWinds, Inc.	74,672
1,093	Solera Holdings, Inc.	72,958
730	Tyler Technologies, Inc.	74,905
		222,535
	Telecommunications - 1.36%
1,631	AT&T, Inc.	57,428
659	Crown Castle International Corp.	48,918
		106,346
	Transportation - 1.95%
818	Bristow Group, Inc.	65,604
466	Gulfmark Offshore, Inc.	23,002
674	Kirby Corp.	63,659
		152,265

	Total Common Stocks (Cost $6,932,596)	7,193,634

CONTRACTS (e)	PUT OPTIONS - 0.41%	FAIR VALUE

32	SPDR S&P 500 ETF Trust	$960
125	Energy Select Sector SPDR Fund	23,062
18	SPDR S&P MidCap 400 ETF Trust	8,190
	Total Put Options (Cost $60,715)	32,212

SHARES	MONEY MARKET FUND - 8.73%	FAIR VALUE

682,251	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (c) (Cost $682,251)	$682,251

	Total Investments at Fair Value - 101.22% (Cost $7,675,562)	$7,908,097

	Liabilities in Excess of Other Assets, Net - (1.22%)	(95,136)

	Net Assets - 100.00%	$7,812,961

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2013, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at November 31, 2013. Total collateral had a fair value of $96,909 at November 31, 2013.
(d)	Security, or a portion of the security is out on loan at November, 2013. Total loaned securities had a fair value of $95,714 at November 30, 2013.
(e)	Each contract is equal to 100 shares of common stock.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of the schedules of investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2013 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Monteagle Funds’ (the “Funds”) significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2013 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of November 30, 2013:

Fixed Income Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
U.S. Government and Agency Obligations	$-	$12,727,282	$12,727,282
Corporate Bonds	-	23,059,848	23,059,848
Mortgage - Backed securities	-	2,264,705	2,264,705
Money Market Funds	3,086,315	-	3,086,315
Totals	$3,086,315	$38,051,835	$41,138,150

Informed Investor Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$11,563,304	$-	$11,563,304
Exchange-Traded Funds	1,487,951	-	1,487,951
Money Market Funds	1,484,559	-	1,484,559
Totals	$14,535,814	$-	$14,535,814

Quality Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$23,881,203	$-	$23,881,203
Money Market Funds	236,944	-	236,944
Totals	$24,118,147	$-	$24,118,147

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2013 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Select Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$13,763,016	$-	$13,763,016
Money Market Funds	1,512,939	-	1,512,939
Totals	$15,275,955	$-	$15,275,955

Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$17,262,525	$-	$17,262,525
Preferred Stocks(b)	8	-	8
Money Market Funds	937,959	-	937,959
Totals	$18,200,492	$-	$18,200,492

The Texas Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$7,193,634	$-	$7,193,634
Put Options(b)	32,212	-	32,212
Money Market Funds	682,251	-	682,251
Totals	$7,908,907	$-	$7,908,907

(a)
As of and during the three month period ended November 30, 2013, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks, preferred stocks and put options held in the Funds are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedules of Investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2013 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no transfers into and out of any Level for the Funds during the three month period ended November 30, 2013.  It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended November 30, 2013, no securities were fair valued.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the fair value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of November 30, 2013:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Fixed Income Fund	$40,924,465	$1,029,304	$(815,619)	$213,685
Informed Investor Growth Fund	12,060,290	2,583,787	(108,263)	2,475,524
Quality Growth Fund	17,225,959	6,966,680	(74,492)	6,892,188
Select Value Fund	12,150,349	3,809,944	(684,338)	3,125,606
Value Fund	12,276,809	6,036,359	(112,676)	5,923,683
The Texas Fund	7,675,562	429,751	(197,216)	232,535

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.	SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	January 28, 2014

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	January 28, 2014